Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity [Abstract]
Summary of the transactions related to the Company's Preferred Stock

	Common Stock		Series B		Series C		Series D		Series E		Series F		Series H		Series I
	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$

Balance January 1, 2012	-	-	15,000	$15,000	-	$-	608	$605,872	-	$-	-	$-	-	$-	-	$-
Issuance pursuant to private placement	-	-	16,021	1,585,000	1,500	1,500,000	-	-	2,575	2,575,000	-	-	1,425	1,425,000	-	-
Issuance pursuant to unpaid 2012 salary	-	-	-	-	-	-	400	352,344	-	-	-	-	-	-	-	-
Issuance from conversion of debt and interest	-	-	6,479	616,760	-	-	-	-	-	-	-	-	-	-	-	-
Conversion of Preferred stock into common shares	-	-	-	-	-	-	(400)	(352,344)	-	-	-	-	-	-	-	-
Issuance pursuant to private acquisition	10,000	499,921	-	-	-	-	-	-	-	-	4,150	3,575,000	-	-	4,500	4,187,151
Balance December 31, 2012	10,000	$499,921	37,500	$2,216,760	1,500	$1,500,000	608	$605,872	2,575	$2,575,000	4,150	$3,575,000	1,425	$1,425,000	4,500	$4,187,151

Issuance pursuant to sale of shares	-	-	-	-	-	-	-	-	775	775,000	-	-	-	-	-	-
Conversion of put option shares to common shares	(10,000)	(499,921)	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Redeemed for cash	-	-	-	-	-	-	-	-	-	-	(3,000)	(3,000,000)	-	-	-	-
Conversion of Preferred stock into common shares	-	-	(37,500)	(2,216,760)	(1,500)	(1,500,000)	(608)	(605,872)	(3,350)	(3,350,000)	(1,150)	(575,000)	(1,425)	(1,425,000)	-	-
Repurchase upon sale of ERFS	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(4,500)	(4,187,151)
Balance December 31, 2013	-	$-	-	$-	-	$-	-	$-	-	$-	-	$-	-	$-	-	$-